Interests in subsidiaries	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Interests In Subsidiaries Explanatory
Note 29

Interests in subsidiaries and other entities
a) Interests in subsidiaries
UBS defines its

significant subsidiaries as

those entities that,

either
individually

or

in

aggregate,

contribute

significantly

to

the
Group’s

financial

position

or

results

of

operations,

based

on

a
number

of

criteria,

including

the

subsidiaries’

equity

and
contribution to the

Group’s total assets

and profit or

loss before
tax,

in

accordance

with

the

requirements

set

by

IFRS

12,

Swiss
regulations

and

the

rules

of

the

US

Securities

and

Exchange
Commission (the SEC).
Individually significant subsidiaries
The

two

tables

below

list

the

Group’s

individually

significant
subsidiaries as

of 31 December

2021. Unless

otherwise stated,

the
subsidiaries

listed

below

have

share

capital

consisting

solely

of
ordinary shares held entirely by the Group, and the proportion of ownership interest

held is

equal to

the voting

rights held

by the
Group.

The country where the respective registered office is located is also the

principal place

of business.

UBS AG

operates through

a
global branch network and

a significant proportion of

its business
activity is conducted outside Switzerland, including in

the UK, the
US, Singapore, Hong Kong SAR and other countries.

UBS Europe
SE has

branches and

offices in

a number

of EU

Member States,
including Germany, Italy,

Luxembourg and Spain.

Share capital is
provided in the currency of the legally registered office.
Individually significant subsidiaries

of UBS Group AG as of 31 December 2021
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland CHF 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG holds subsidiaries in China, India, Israel and Poland.
Individually significant subsidiaries

of UBS AG as of 31 December 2021
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Functions USD 4,150.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect subsidiaries of UBS AG.

2 Consists of common share capital of USD
1,000

and non-voting preferred share capital of USD
4,150,000,000
.

3 Consists of common share capital of USD
100,000

and non-voting preferred share capital of USD
1,283,000,000 .
Other subsidiaries
The table below lists other direct and indirect subsidiaries of UBS

AG that are not individually significant but contribute to

the Group’s
total assets and aggregated profit before tax thresholds and are thus disclosed in accordance with requirements set by the SEC.
Other subsidiaries of UBS AG as of 31

December 2021
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 254.0 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS (France) S.A. Paris, France Global Wealth Management EUR 133.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 4,154.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.
Consolidated structured entities
Consolidated structured

entities (SEs)

include certain

investment
funds, securitization

vehicles and client

investment vehicles.

UBS
has no individually significant subsidiaries that are SEs.
In
2021

and

2020,

the

Group

did

not

enter

into

any
contractual

obligation

that

could

require

the

Group

to

provide
financial support

to consolidated SEs.

In addition,

the Group did
not provide support,

financial or otherwise,

to a consolidated

SE
when

the

Group

was

not

contractually

obligated

to

do

so,

nor
does
the

Grou
p have an y
intention

to

do

so

in

the

future.
Furthermore,

the

Group

did

not

provide

support,

financial

or
otherwise, to a

previously unconsolidated SE

that resulted in

the
Group controlling the SE during the reporting period.

UBS AG
Entity [Table]
Disclosure Of Interests In Subsidiaries Explanatory
Note 29

Interests in subsidiaries and other entities
a) Interests in subsidiaries
UBS AG

defines its

significant subsidiaries

as those

entities that,
either individually or in aggregate, contribute significantly to UBS
AG’s

financial

position

or

results

of

operations,

based

on

a
number

of

criteria,

including

the

subsidiaries’

equity

and
contribution to UBS AG’s

total assets and profit

or loss before tax,
in

accordance

with

the

requirements

set

by

IFRS

12,

Swiss
regulations

and

the

rules

of

the

US

Securities

and

Exchange
Commission (the SEC).
Individually significant subsidiaries
The table below lists UBS AG’s individually significant subsidiaries as of

31 December 2021.

Unless otherwise

stated, the

subsidiaries
listed below have share capital

consisting solely of ordinary

shares
held entirely by UBS

AG, and the

proportion of ownership

interest
held is equal to the voting rights held by UBS AG.

The country where the respective registered office is located is also the

principal place

of business.

UBS AG

operates through

a
global branch network and

a significant proportion of

its business
activity is conducted outside Switzerland, including in

the UK, the
US, Singapore, Hong Kong SAR and other countries.

UBS Europe
SE has

branches and

offices in

a number

of EU

Member States,
including Germany, Italy,

Luxembourg and Spain.

Share capital is
provided in the currency of the legally registered office.
Individually significant subsidiaries

of UBS AG as of 31 December 2021
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Functions USD 4,150.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect subsidiaries of UBS AG.

2 Consists of common share capital of USD
1,000

and non-voting preferred share capital of USD
4,150,000,000
.

3 Consists of common share capital of USD
100,000

and non-voting preferred share capital of USD
1,283,000,000 .
Other subsidiaries
The table below lists

other direct and

indirect subsidiaries of

UBS AG that are

not individually significant but

contribute to UBS AG’s
total assets and aggregated profit before tax thresholds and are thus disclosed in accordance with requirements set by the SEC.
Other subsidiaries of UBS AG as of 31

December 2021
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 254.0 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS (France) S.A. Paris, France Global Wealth Management EUR 133.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 4,154.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.
Consolidated structured entities
Consolidated structured

entities (SEs)

include certain

investment
funds, securitization

vehicles and client

investment vehicles.

UBS
AG has no individually significant subsidiaries that are SEs.
In 2021 and 2020, UBS AG

did not enter into any contractual
obligation that could require UBS AG to provide financial support to consolidated SEs. In addition, UBS AG did

not provide support,
financial

or

otherwise,

to a

consolidated SE

when

UBS AG

was
not contractually obligated

to do so,

nor does UBS

AG have any
intention

to

do

so

in

the

future.

Furthermore,

UBS

AG

did

not
provide

support,

financial

or

otherwise,

to

a

previously
unconsolidated

SE

that

resulted

in

UBS

AG

controlling

the

SE
during the reporting period.